Investments in equity method investees (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investment in equity method investees
Investments in equity method investees as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Sichuan VipFubon Consumer Finance Co., Ltd (“VipFubon”)	236,319	270,683
HongShan Fashion and Technology Industry Fund Investment Limited Partnership (“HongShan Fashion and Technology”)	500,993	429,965
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd (“Shanxi Shan Shan”)	599,884	582,608
Guofu Life Insurance Co., Ltd (“Guofu”)	239,291	134,668
Gansu Shan Shan Outlets Shopping Mall Co., Ltd (“Gansu Shan Shan”)	163,141	174,907
Others	522,907	419,562
Less:
Impairment	(106,974)	(10,350)

Total	2,155,561	2,002,043

Summary of condensed income statement
The Group summarizes the condensed financial information of the Group’s equity investments under equity method as a group below in accordance with Rule
4-08
of Regulation
S-X:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues	2,940,905	3,116,172	2,277,551
Gross profit	79,057	165,578	554,778
Income from operations	285,733	310,193	530,092
Net income	251,426	260,582	435,189
Net income attributable to the investees’ ordinary shareholders	251,426	260,582	435,189

Summary of condensed financial statements

	As of December 31,
	2023	2024
	RMB	RMB
Current assets	8,923,172	15,716,003
Non-current assets	16,562,043	12,733,109
Current liabilities	5,416,529	6,549,835
Non-current liabilities	11,822,755	13,811,233